Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables, Net, Current [Abstract]
Accounts Receivable
7.	Accounts Receivable

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	276,991	381,273	58,433
Less: allowance for doubtful accounts	(25)	(25)	(4)

Accounts receivable, net	276,966	381,248	58,429

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of year	(378)	(25)	(4)
Additions	(65)	—	—
Write-offs	418	—	—

Balance at end of year	(25)	(25)	(4)

Substantially all of the Company’s accounts receivable as of December 31, 2019 and 2020 are aged within 90 and 150 days, respectively.